Fees Summary	Jan. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 950,000.00
Previously Paid Amount	0.00
Total Fee Amount	131.20
Total Offset Amount	0.00
Net Fee	131.20
Narrative - Max Aggregate Offering Price	$ 950,000.00
Final Prospectus	true